Schedule I Investments Other Than Investments in Related Parties (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	$ 89,484,359	[1]
Fair Value	91,337,407
Amount at which shown in the consolidated balance sheets	91,030,336
Equity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	370,022	[1]
Fair Value	361,427
Amount at which shown in the consolidated balance sheets	361,427
Equity securities | Trading Securities | Common stocks, Industrial and miscellaneous
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	299,017	[1]
Fair Value	292,816
Amount at which shown in the consolidated balance sheets	292,816
Equity securities | Available-for-sale Securities | Common stocks, Industrial and miscellaneous
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	71,005	[1]
Fair Value	68,611
Amount at which shown in the consolidated balance sheets	68,611
Other Investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	9,897,275	[1]
Fair Value	10,199,122
Amount at which shown in the consolidated balance sheets	9,897,275
Other Investments | Mortgage Receivable
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	8,788,018	[1]
Fair Value	9,042,293
Amount at which shown in the consolidated balance sheets	8,788,018
Other Investments | Short-term Investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	4,454	[1]
Fair Value	4,454
Amount at which shown in the consolidated balance sheets	4,454
Other Investments | Derivative
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	591,609	[1]
Fair Value	591,609
Amount at which shown in the consolidated balance sheets	591,609
Other Investments | Loans Related to Affiliated Companies and Other Companies
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	33,005	[1]
Fair Value	32,733
Amount at which shown in the consolidated balance sheets	33,005
Other Investments | Policy loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	163,129	[1]
Fair Value	163,129
Amount at which shown in the consolidated balance sheets	163,129
Other Investments | Acquired Loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	224,083	[1]
Fair Value	271,927
Amount at which shown in the consolidated balance sheets	224,083
Other Investments | Other invested assets
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	92,977	[1]
Fair Value	92,977
Amount at which shown in the consolidated balance sheets	92,977
Fixed-maturity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	79,217,062	[1]
Fair Value	80,776,858
Amount at which shown in the consolidated balance sheets	80,771,634
Fixed-maturity securities | Trading Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	36,474	[1]
Fair Value	37,111
Amount at which shown in the consolidated balance sheets	37,111
Fixed-maturity securities | Trading Securities | U.S. Government
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	36,474	[1]
Fair Value	37,111
Amount at which shown in the consolidated balance sheets	37,111
Fixed-maturity securities | Available-for-sale Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	79,180,533	[1]
Fair Value	80,734,468
Amount at which shown in the consolidated balance sheets	80,734,468
Fixed-maturity securities | Available-for-sale Securities | U.S. Government
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,682,642	[1]
Fair Value	1,755,324
Amount at which shown in the consolidated balance sheets	1,755,324
Fixed-maturity securities | Available-for-sale Securities | Non Government backed Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	10,474	[1]
Fair Value	10,514
Amount at which shown in the consolidated balance sheets	10,514
Fixed-maturity securities | Available-for-sale Securities | States and political subdivisions
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	8,533,503	[1]
Fair Value	8,998,534
Amount at which shown in the consolidated balance sheets	8,998,534
Fixed-maturity securities | Available-for-sale Securities | Foreign Government
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	269,608	[1]
Fair Value	272,167
Amount at which shown in the consolidated balance sheets	272,167
Fixed-maturity securities | Available-for-sale Securities | Public Utility, Bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	5,798,475	[1]
Fair Value	6,222,198
Amount at which shown in the consolidated balance sheets	6,222,198
Fixed-maturity securities | Available-for-sale Securities | Corporate securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	50,603,848	[1]
Fair Value	50,946,485
Amount at which shown in the consolidated balance sheets	50,946,485
Fixed-maturity securities | Available-for-sale Securities | Mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	12,263,037	[1]
Fair Value	12,497,799
Amount at which shown in the consolidated balance sheets	12,497,799
Fixed-maturity securities | Available-for-sale Securities | Collateralized mortgage obligations
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	9,208	[1]
Fair Value	10,283
Amount at which shown in the consolidated balance sheets	10,283
Fixed-maturity securities | Available-for-sale Securities | Collateralized debt obligations
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	9,738	[1]
Fair Value	21,164
Amount at which shown in the consolidated balance sheets	21,164
Fixed-maturity securities | Held-to-maturity Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	55	[1]
Fair Value	5,279
Amount at which shown in the consolidated balance sheets	55
Fixed-maturity securities | Held-to-maturity Securities | Corporate securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Fair Value	5,214
Fixed-maturity securities | Held-to-maturity Securities | Collateralized debt obligations
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	55	[1]
Fair Value	65
Amount at which shown in the consolidated balance sheets	$ 55

[1]	Original cost of equity securities and, as to fixed-maturities, original cost reduced by repayments and adjusted for amortization of premiums, accrual discounts, or impairments.